CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 2:- CASH AND CASH EQUIVALENTS
	December 31,
	2014	2013

	US Dollars in thousands

Denominated in U.S. dollars	773	886
Denominated in NIS	150	1,304
Denominated in Euro	206	324

	1,129	2,514